Income Tax (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income before income taxes is as follows for fiscal years ended June 30, 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
United States Operations	$281	$183	$169
Non-United States Operations[1]	262	304	256

Total	$543	$487	$425

[1]	Substantially all income from foreign operations was earned by a Switzerland subsidiary.

Provision (Benefit) For Taxes

Provision for Income Taxes.    The provision (benefit) for taxes consists of the following for the fiscal years ended June 30, 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Current:
Federal	$129	$80	$53
State and Local	13	6	6
Non-United States	20	27	9

Total	162	113	68
Deferred:
Federal	(2)	10	61
State and Local	1	4	(5)
Non-United States	(7)	(1)	2

Total	(8)	13	58

Total Provision	$154	$126	$126

Reconciliation Of Provision For Taxes

A reconciliation of the provision for taxes based on the federal statutory income tax rate to our effective income tax rate is as follows for fiscal years ended June 30, 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
	2013	2012	2011
Provision at Federal Statutory Rate	35.0%	35.0%	35.0%
State and Local Income Taxes, net of Federal Benefit	1.6	1.3	2.2
Foreign Rate Variance	(14.6)	(16.2)	(17.0)
U.S. Tax Impact on Foreign Earnings	5.8	5.9	8.0
Nondeductible/Nontaxable Items	(1.0)	(0.7)	0.2
Deferred State Tax Rate Adjustment	—	—	(0.8)
Other	1.5	0.6	2.3

Effective Income Tax Rate	28.3%	25.9%	29.9%

Deferred Income Taxes Arise From Temporary Differences Between Financial Reporting And Tax Reporting Bases Of Assets And Liabilities

The components of the deferred income tax assets and liabilities as of June 30, 2013 and 2012 are as follows:

	June 30,
(in millions)	2013	2012
Deferred Income Tax Assets:
Receivable Basis Difference	$6	$7
Accrued Liabilities	60	72
Equity Compensation	40	41
Loss and Credit Carryforwards	15	10
Property-Related	39	43
Inventory Basis Differences	28	19
Interest	47	46
Other	26	26

Total Deferred Income Tax Assets	261	264
Valuation Allowance for Deferred Income Tax Assets	—	(1)

Net Deferred Income Tax Assets	261	263

Deferred Income Tax Liabilities:
Goodwill and Other Intangibles	(288)	(321)
Revenue on Lease Contracts	(499)	(502)
Other	(29)	(1)

Total Deferred Income Tax Liabilities	(816)	(824)

Net Deferred Income Tax Liabilities	$(555)	$(561)

Deferred Tax Assets And Liabilities

Deferred tax assets and liabilities in the preceding table, after netting by taxing jurisdiction, are in the following captions in the consolidated balance sheet at June 30, 2013 and 2012:

	June 30,
(in millions)	2013	2012
Current Deferred Tax Asset[1]	$77	$81
Non Current Deferred Tax Asset[2]	8	4
Current Deferred Tax Liability[3]	(2)	(2)
Non Current Deferred Tax Liability[4]	(638)	(644)

Net Deferred Tax Liability	$(555)	$(561)

[1]	Included in “Other Current Assets”
[2]	Included in “Other Assets”
[3]	Included in “Other Accrued Liabilities”
[4]	Included in “Deferred Income Taxes”

Reconciliation Of The Unrecognized Tax Benefits

A reconciliation of the unrecognized tax benefits for the fiscal years ended June 30, 2013, and 2012 is as follows:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012
Balance at July 1	$301	$289
Additions for Tax Positions of the Current Year	15	8
Additions for Tax Positions of Prior Years	16	8
Reductions for Tax Positions of Prior Years	(9)	(1)
Expiration of the Statute of Limitations	(4)	(3)
Settlements with Tax Authorities	(54)	—

Balance at June 30	$265	$301